Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating leases	$ 132,173	$ 0
Finance leases	3,854
ROU assets	136,027
Operating leases	138,211
Finance leases	3,476
Lease liabilities	$ 141,687
Property and equipment, net	Property and equipment, net